UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23875

Madison ETFs Trust
(Exact name of registrant as specified in charter)

550 Science Drive

Madison, Wisconsin 53711
(Address of principal executive offices) (Zip code)

Greg Hoppe

Madison ETFs Trust

550 Science Drive

Madison, Wisconsin 53711
(Name and address of agent for service)

800-767-0300

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Madison Short-Term Strategic Income ETF
MSTI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of September 5, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at  800-767-0300.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Short-Term Strategic Income ETF	$34*	0.40%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Madison Short-Term Strategic Income ETF (NAV) returned 5.71% and (market) 5.74% from its inception through June 30th, 2024. Both outperforming the Bloomberg U.S. 1–5-year government/credit index which returned 4.28%.
The primary drivers of performance were an overweight to risk assets, specifically investment grade and high yield corporate bonds and asset-backed securities (ABS). Performance was also positively impacted by a yield advantage over the benchmark. The largest detractor to performance was the Treasury allocation given the strong risk asset performance. The fund was overweight financials, especially bank bonds maturing in three to five years, which had strong performance relative to other sub-sectors in investment grade corporate bonds. High yield corporate bonds also performed well given strong equity markets and positive economic growth. ABS performed well given attractive spreads and a shorter duration during a period of falling front-end interest rates. Finally, Mortgage Backed Securities performance was mixed as interest rate volatility was elevated and the yield curve continued to be inverted.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Madison Short-Term Strategic Income ETF	PAGE 1	TSR_AR_557441201

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/05/2023)
Madison Short-Term Strategic Income ETF NAV	5.71
Madison Short-Term Strategic Income ETF Market	5.74
Bloomberg 1-5 Year Government/Credit Index	4.28
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$59,797,928
Number of Holdings	96
Net Advisory Fee	$183,162
Portfolio Turnover	17%
Average Credit Quality	Baa2
Effective Duration	2.43 yrs
30-Day SEC Yield	5.02%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors (% of net assets)
Financials	31.5%
Asset Backed Securities	12.5%
Government	8.9%
Mortgage Securities	8.6%
Communications	6.9%
Industrials	6.8%
Technology	6.5%
Energy	5.1%
Health Care	4.0%
Cash & Other	9.2%

Top 10 Issuers (% of net assets)
United States Treasury Note/Bond	7.6%
Federal Home Loan Mortgage Corp.	3.2%
Federal National Mortgage Association	2.8%
GM Financial Consumer Automobile Receivables Trust	2.2%
Discover Financial Services	2.2%
Bank of America Corp.	2.1%
Netflix, Inc.	2.1%
Goldman Sachs Group, Inc.	2.0%
PNC Financial Services Group, Inc.	2.0%
JPMorgan Chase & Co.	2.0%
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change and is now known as Tidal Investments LLC (“Tidal”). Effective October 1, 2023, Tidal waived the fees it receives from MAM for this Fund.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents
Madison Short-Term Strategic Income ETF	PAGE 2	TSR_AR_557441201

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investment Advisors, LLC documents not be householded, please contact Madison Investment Advisors, LLC at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investment Advisors, LLC or your financial intermediary.
Madison Short-Term Strategic Income ETF	PAGE 3	TSR_AR_557441201

Madison Aggregate Bond ETF
MAGG (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of August 28, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at  800-767-0300.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Aggregate Bond ETF	$34*	0.40%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Madison Aggregate Bond ETF (NAV) returned 4.81% and (market) 4.98% from its inception through June 30th, 2024. Both outperforming the Bloomberg U.S. Aggregate Index which returned 4.10%.
The primary drivers of performance were an overweight to risk assets, specifically investment grade corporate bonds, higher coupon mortgage-backed securities (MBS) and asset-backed securities (ABS). Performance was also positively impacted by a yield advantage over the benchmark. The largest detractor to performance was the Treasury allocation given a longer duration and a steepening yield curve during the period. The fund was overweight financials, especially bank bonds, which had strong performance relative to other sub-sectors in investment grade corporate bonds. Within the securitized sector, the fund was overweight 4.50% to 5.50% coupon, thirty-year MBS, which outperformed lower-coupon securities. Finally, ABS performed well given attractive spreads and a shorter duration during a period of falling front-end interest rates.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Madison Aggregate Bond ETF	PAGE 1	TSR_AR_557441300

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/28/2023)
Madison Aggregate Bond ETF NAV	4.81
Madison Aggregate Bond ETF Market	4.98
Bloomberg U.S. Aggregate Bond Index	4.10
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$54,479,727
Number of Holdings	199
Net Advisory Fee	$161,267
Portfolio Turnover	19%
Average Credit Quality	AA3
Effective Duration	5.56 yrs
30-Day SEC Yield	4.80%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type (% of net assets)
Mortgage-Backed Securities	32.8%
Corporate Bonds	32.3%
U.S. Treasury Securities	23.2%
Asset-Backed Securities	5.3%
Collateralized Mortgage Obligations	3.5%
Cash & Other	2.9%

Top 10 Issuers (% of net assets)
United States Treasury Note/Bond	23.2%
Federal Home Loan Mortgage Corp.	17.7%
Federal National Mortgage Association	16.6%
Chase Auto Owner Trust	1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.2%
Energy Transfer LP	1.0%
AbbVie, Inc.	1.0%
GE HealthCare Technologies, Inc.	1.0%
PNC Financial Services Group, Inc.	0.9%
Towd Point Mortgage Trust	0.9%
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change and is now known as Tidal Investments LLC (“Tidal”). Effective October 1, 2023, Tidal waived the fees it receives from MAM for this Fund.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents
Madison Aggregate Bond ETF	PAGE 2	TSR_AR_557441300

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investment Advisors, LLC documents not be householded, please contact Madison Investment Advisors, LLC at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investment Advisors, LLC or your financial intermediary.
Madison Aggregate Bond ETF	PAGE 3	TSR_AR_557441300

Madison Covered Call ETF
CVRD (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Madison Covered Call ETF for the period of August 21, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at  800-767-0300.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$80*	0.90%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Madison Covered Call ETF (NAV) returned 6.82% and (market) 6.76% from its inception through June 30th, 2024. Both lagged the CBOE S&P BuyWrite Index (BXM) Index which returned 10.30% and the S&P 500 Total Return Index which returned 25.72%.
Even though we understand that equity markets are inherently cyclical, there are periods of cognitive dissonance whereby the vast consensus believes the only direction for stocks is higher. Investors focus on very narrow drivers (Fed rate cuts, “AI”) while ignoring danger signs. That has certainly been the case since November of 2023. With the S&P 500 increasingly dominated by a handful of mega-cap growth stocks, the Fund was unable to keep up with the overall index since that rally began late last year. The Fund entered the year defensively postured as we grew increasingly wary of weakening economic and company fundamentals. A very small number of companies have had an undue influence on performance and perceived earnings growth of the overall index. In reality, this influence can also work in reverse order. Over the period, the Fund’s sector allocation somewhat detracted from performance as the Technology, Communication Services and Consumer Discretionary sectors were slightly underweight the index. These sectors hold the mega-cap growth companies that dominated performance. The Fund was also underweight in those mega-cap growth companies where most of the index performance came from. The Fund’s option overlay also held back performance relative to the S&P 500 Index which is normally the case during periods of strong upward market momentum.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Madison Covered Call ETF	PAGE 1	TSR_AR_557441409

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/21/2023)
Madison Covered Call ETF NAV	6.82
Madison Covered Call ETF Market	6.76
S&P 500 Total Return	25.72
Cboe S&P 500 BuyWrite Monthly Index	10.30
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$71,238,013
Number of Holdings	87
Net Advisory Fee	$533,677
Portfolio Turnover	205%
30-Day SEC Yield	1.51%
30-Day SEC Yield Unsubsidized	1.36%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors (% of net assets)
Technology	26.8%
Financials	13.2%
Health Care	12.3%
Consumer Discretionary	10.1%
Industrials	8.8%
Consumer Staples	6.8%
Communications	6.5%
Energy	5.3%
Materials	3.2%
Cash & Other	7.0%

Top 10 Issuers (% of net assets)
Danaher Corp.	3.7%
Las Vegas Sands Corp.	3.2%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
CME Group, Inc.	3.1%
Constellation Brands, Inc.	2.9%
Lowe’s Cos., Inc.	2.8%
Microchip Technology, Inc.	2.9%
Texas Instruments, Inc.	2.7%
Accenture PLC	2.6%
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change is is now known as Tidal Investments LLC.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents
Madison Covered Call ETF	PAGE 2	TSR_AR_557441409

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investment Advisors, LLC documents not be householded, please contact Madison Investment Advisors, LLC at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investment Advisors, LLC or your financial intermediary.
Madison Covered Call ETF	PAGE 3	TSR_AR_557441409

Madison Dividend Value ETF
DIVL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Madison Dividend Value ETF for the period of August 14, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at  800-767-0300.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$58*	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from inception through June 30, 2024, the Madison Dividend Value ETF (NAV) returned 2.35% and (market) 2.33%, which compared to the Russell 1000 Value return of 11.00% and the Lipper Equity funds Index return of 12.31%. The two primary factors that impacted performance were dividend stocks had among the lowest returns in the market and were historically out-of-favor vs the index. Additionally, the benchmark had some large Technology holdings that outperformed and don’t pay a dividend and are therefore outside of the fund’s investable universe.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV and market performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Madison Dividend Value ETF	PAGE 1	TSR_AR_557441508

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/14/2023)
Madison Dividend Value ETF NAV	2.35
Madison Dividend Value ETF Market	2.33
Lipper Equity Income Funds Index	12.31
Russell 1000 Value Total Return	11.00
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$55,581,123
Number of Holdings	37
Net Advisory Fee	$361,104
Portfolio Turnover	60%
30-Day SEC Yield	2.40%
30-Day SEC Yield Unsubsidized	2.40%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors (% of net assets)
Financials	22.3%
Industrials	18.9%
Energy	12.1%
Technology	10.4%
Health Care	10.0%
Utilities	7.0%
Consumer Discretionary	6.6%
Consumer Staples	4.8%
Materials	3.2%
Cash & Other	4.7%

Top 10 Issuers (% of net assets)
NextEra Energy, Inc.	4.2%
Texas Instruments, Inc.	4.0%
AbbVie, Inc.	4.0%
Automatic Data Processing, Inc.	4.0%
Morgan Stanley	3.9%
Fastenal Co.	3.9%
EOG Resources, Inc.	3.8%
Bank of America Corp.	3.8%
Home Depot, Inc.	3.6%
Medtronic PLC	3.5%
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change is is now known as Tidal Investments LLC.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents
Madison Dividend Value ETF	PAGE 2	TSR_AR_557441508

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investment Advisors, LLC documents not be householded, please contact Madison Investment Advisors, LLC at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investment Advisors, LLC or your financial intermediary.
Madison Dividend Value ETF	PAGE 3	TSR_AR_557441508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 800-767-0300.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard E. Struthers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services since inception. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. These services were for the completion of the Funds federal and state income tax returns, excise tax returns, and review of excise tax calculations. “Other services” refer to other services rendered by the registrant’s principal accountant to the registrant other than those reported under the "audit services", "audit-related services", and "tax services”. The following table details the aggregate fees billed or expected to be billed since inception for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2024
(a) Audit Fees	49,500
(b) Audit-Related Fees	0
(c) Tax Fees	12,000
(d) All Other Fees	0

(e)(1) The audit committee of the registrant has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. The audit committee may delegate to one or more of its members the authority to grant such pre-approvals. Any decision of any member to whom such authority is delegated shall be presented to the full audit committee at the next regularly scheduled meeting of the registrant’s board of trustees.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 6/30/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant since inception.

Non-Audit Related Fees	FYE 6/30/2024
Registrant	None
Registrant’s Investment Adviser	None

(h) Because no such non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Steven P. Riege and Richard E. Struthers.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Madison ETFs Trust
Core Financial Statements
June 30, 2024

Madison Short-Term Strategic Income ETF
Schedule of Investments
June 30, 2024

	Par	Value
CORPORATE BONDS - 68.4%
Communications - 6.9%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$595,800
Netflix, Inc., 6.38%, 05/15/2029	1,180,000	1,243,693
Sprint LLC, 7.63%, 03/01/2026	1,150,000	1,181,690
VeriSign, Inc., 4.75%, 07/15/2027	1,140,000	1,120,277
		4,141,460
Consumer Discretionary - 2.0%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	400,000	420,337
Williams Scotsman, Inc., 6.13%, 06/15/2025(a)	748,000	746,747
		1,167,084
Consumer Staples - 2.3%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(a)	600,000	581,184
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	800,000	782,456
		1,363,640
Energy - 5.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,161,330
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027	793,000	791,973
Valero Energy Partners LP, 4.50%, 03/15/2028	1,155,000	1,126,547
		3,079,850
Financials - 31.5%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,006,666
American Express Co., 4.20%, 11/06/2025	920,000	906,381
Bank of America Corp., 3.50%, 04/19/2026	1,318,000	1,277,674
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	1,023,000	1,000,357
Boston Properties LP, 6.75%, 12/01/2027	715,000	733,541
Capital One Financial Corp., 3.80%, 01/31/2028	1,043,000	992,013
Discover Financial Services, 4.10%, 02/09/2027	1,348,000	1,295,923
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,188,000	1,143,374
Fiserv, Inc., 3.20%, 07/01/2026	920,000	882,782
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,214,644
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	973,000	993,891

	Par	Value
Iron Mountain, Inc., 4.50%, 02/15/2031(a)	$575,000	$519,059
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,187,102
KeyCorp, 4.10%, 04/30/2028	1,028,000	972,081
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	1,150,000	1,072,550
Morgan Stanley, 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,180,000	1,123,921
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,188,000	1,189,103
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028(a)	625,000	646,368
SBA Communications Corp., 3.88%, 02/15/2027	713,000	679,563
		18,836,993
Health Care - 4.0%
Centene Corp., 4.25%, 12/15/2027	768,000	733,564
HCA, Inc., 5.88%, 02/15/2026	1,150,000	1,151,482
UnitedHealth Group, Inc., 5.25%, 02/15/2028	523,000	530,046
		2,415,092
Industrials - 6.8%
Boeing Co., 6.30%, 05/01/2029(a)	1,000,000	1,014,672
Clean Harbors, Inc., 6.38%, 02/01/2031(a)	625,000	626,581
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	575,000	529,169
TransDigm, Inc., 6.88%, 12/15/2030(a)	750,000	765,678
United Rentals North America, Inc., 5.50%, 05/15/2027	1,150,000	1,141,319
		4,077,419
Materials - 3.3%
Ball Corp., 4.88%, 03/15/2026	988,000	972,286
Celanese US Holdings LLC, 6.17%, 07/15/2027	963,000	977,508
		1,949,794
Technology - 6.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	1,053,000	991,262
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	935,000	919,488
Gartner, Inc., 4.50%, 07/01/2028(a)	953,000	918,491
Oracle Corp., 6.15%, 11/09/2029	998,000	1,044,301
		3,873,542
TOTAL CORPORATE BONDS (Cost $40,080,993)		40,904,874

The accompanying notes are an integral part of these financial statements.

1

Madison Short-Term Strategic Income ETF
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 12.5%
Capital One Financial Corp., Series 2022-A3, Class A, 4.95%, 10/15/2027	$100,000	$99,498
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	488,594
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027(a)	363,040	363,471
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	688,197
Series 2023-A, Class A3, 4.81%, 08/15/2028	300,000	297,530
Enterprise Fleet Financing
Series 2022-1, Class A2, 3.03%, 01/20/2028(a)	235,428	233,064
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	167,125	167,245
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	148,313	148,051
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class A4, 0.58%, 01/16/2026	282,542	281,823
Series 2020-3, Class C, 1.37%, 01/16/2026	145,000	144,676
Series 2021-4, Class B, 1.25%, 10/18/2027	975,000	916,673
Hertz Global Holdings, Inc., Series 2021-1A, Class A, 1.21%, 12/26/2025(a)	1,000,000	986,752
Hertz Vehicle Financing LLC, Series 2022-1A, Class A, 1.99%, 06/25/2026(a)	150,000	145,712
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	185,734	182,974
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/2028(a)	30,798	30,455
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 06/15/2027(a)	351,560	350,395
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	142,215	142,157
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	103,353	104,057
Santander Consumer USA Holdings, Inc., Series 2022-2, Class B, 3.44%, 09/15/2027	90,747	89,639
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.72%, 06/15/2027	500,000	496,528

	Par	Value
Santander Revolving Auto Loan Trust, Series 2019-A, Class C, 3.00%, 01/26/2032(a)	$325,000	$320,268
Towd point HE Trust, Series 2021-HE1, Class A1, 0.92%, 02/25/2063(a)(c)	80,409	77,127
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(c)	697,526	695,279
TOTAL ASSET-BACKED SECURITIES (Cost $7,417,998)		7,450,165
U.S. TREASURY SECURITIES - 7.6%
United States Treasury Note/Bond
4.63%, 02/28/2025	1,000,000	995,908
4.25%, 10/15/2025	925,000	916,292
4.63%, 03/15/2026	715,000	712,514
4.13%, 06/15/2026	450,000	444,850
4.13%, 09/30/2027	500,000	494,492
4.63%, 09/30/2028	1,000,000	1,008,985
TOTAL U.S. TREASURY SECURITIES (Cost $4,567,254)		4,573,041
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1%
Commercial Mortgage Pass Through Certificates
Series 2015-CR26, Class A4, 3.63%, 10/10/2048	290,000	281,190
Series 2015-DC1, Class A5, 3.35%, 02/10/2048	100,000	98,491
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	77,491	77,669
Series 4037, Class B, 3.00%, 04/15/2027	103,645	100,937
Series 4838, Class VA, 4.00%, 03/15/2036	280,675	275,871
Series K066, Class A2, 3.12%, 06/25/2027	800,000	761,202
Series KJ17, Class A2, 2.98%, 11/25/2025	228,408	224,680
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	164,793	168,003
Series 2011-31, Class DB, 3.50%, 04/25/2031	140,491	135,306
Series 2011-36, Class QB, 4.00%, 05/25/2031	221,068	216,035
Series 2020-44, Class TI, 5.50%, 12/25/2035(d)	576,721	86,508
Series 2023-29, Class JA, 5.50%, 05/25/2036	623,133	620,741

The accompanying notes are an integral part of these financial statements.

2

Madison Short-Term Strategic Income ETF
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
FREMF Mortgage Trust
Series 2014-K41, Class B, 3.96%, 11/25/2047(a)(c)	$250,000	$247,615
Series 2015-K44, Class B, 3.84%, 01/25/2048(a)(c)	460,000	453,216
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054(a)(c)	500,000	498,854
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,219,374)		4,246,318
MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp., Pool SD8276, 5.00%, 12/01/2052	453,173	439,361
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	60,108	60,399
Pool 555880, 5.50%, 11/01/2033	101,744	102,236
Pool 890696, 3.00%, 09/01/2030	44,413	42,354
Pool MA0919, 3.50%, 12/01/2031	161,118	154,282
Pool MA2177, 4.00%, 02/01/2035	89,717	86,604
TOTAL MORTGAGE-BACKED SECURITIES (Cost $884,329)		885,236
U.S. GOVERNMENT AGENCY ISSUES - 1.3%
Federal Home Loan Banks, 6.05%, 11/21/2031	250,000	249,556
United States of America, 5.48%, 10/02/2028	500,000	499,700
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $750,000)		749,256
TOTAL INVESTMENTS - 98.4% (Cost $57,919,948)		$58,808,890
Money Market Deposit Account - 0.5%(e)		317,994
Other Assets in Excess of Liabilities - 1.1%		671,044
TOTAL NET ASSETS - 100.0%		$59,797,928

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $14,157,935 or 23.7% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(d)	Interest only security.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

3

Madison Aggregate Bond ETF
Schedule of Investments
June 30, 2024

	Par	Value
MORTGAGE-BACKED SECURITIES - 32.8%
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$136,254	$125,661
Pool G08653, 3.00%, 07/01/2045	222,690	195,825
Pool G60722, 3.00%, 10/01/2046	281,682	247,029
Pool Q04092, 4.00%, 10/01/2041	181,574	171,853
Pool Q35614, 3.50%, 08/01/2045	289,511	263,222
Pool Q52955, 3.50%, 12/01/2047	124,550	112,861
Pool QA1033, 3.00%, 07/01/2049	215,187	185,905
Pool RA7380, 3.50%, 05/01/2052	434,447	387,192
Pool RA8278, 5.00%, 12/01/2052	226,629	219,802
Pool RB5105, 2.00%, 03/01/2041	108,219	91,661
Pool SB0546, 2.00%, 01/01/2036	394,123	349,734
Pool SC0151, 2.50%, 06/01/2041	366,285	319,348
Pool SD0960, 3.50%, 04/01/2052	542,903	486,794
Pool SD1859, 5.50%, 11/01/2052	133,311	132,138
Pool SD1921, 4.50%, 12/01/2052	359,936	342,580
Pool SD2172, 5.50%, 02/01/2053	369,320	367,754
Pool SD2875, 5.00%, 05/01/2053	857,651	840,608
Pool SD3174, 5.50%, 06/01/2053	471,694	468,141
Pool SD3739, 6.00%, 09/01/2053	537,867	544,193
Pool SD4901, 5.50%, 02/01/2054	296,668	293,544
Pool SD7552, 2.50%, 01/01/2052	667,837	556,429
Pool SD7556, 3.00%, 08/01/2052	499,597	431,156
Pool SD8214, 3.50%, 05/01/2052	87,941	78,036
Pool SD8266, 4.50%, 11/01/2052	273,747	258,656
Pool SD8267, 5.00%, 11/01/2052	179,000	173,590
Pool SD8268, 5.50%, 11/01/2052	108,933	107,959
Pool SD8276, 5.00%, 12/01/2052	453,173	439,361
Pool SD8299, 5.00%, 02/01/2053	231,774	224,618
Pool SD8363, 6.00%, 09/01/2053	741,802	744,811
Pool V80025, 3.00%, 04/01/2043	114,050	100,917
Pool V80026, 3.00%, 04/01/2043	270,214	239,096
Pool ZS8641, 2.50%, 02/01/2032	114,917	107,131
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	122,991	117,286
Pool AB2080, 4.00%, 01/01/2041	164,981	155,951
Pool AB8818, 3.00%, 03/01/2043	90,065	79,588
Pool AJ4046, 4.00%, 10/01/2041	171,957	163,389
Pool AL3072, 3.00%, 02/01/2043	377,359	333,705
Pool AL8924, 3.00%, 12/01/2030	147,916	142,102
Pool AO4134, 3.50%, 06/01/2042	231,138	212,122
Pool AP2133, 3.50%, 08/01/2042	212,030	194,301
Pool AP7363, 4.00%, 10/01/2042	245,292	231,071
Pool BV4133, 2.50%, 03/01/2052	348,617	286,363
Pool CB2548, 2.50%, 01/01/2052	106,533	87,853
Pool CB2601, 2.00%, 01/01/2052	128,192	102,559
Pool CB3105, 2.00%, 03/01/2052	654,796	522,904
Pool CB3115, 3.00%, 03/01/2052	613,336	529,006
Pool CB3845, 3.50%, 06/01/2052	442,783	394,643
Pool CB4383, 4.50%, 08/01/2052	452,421	429,927
Pool FM5530, 4.00%, 11/01/2050	390,503	362,390
Pool FS1704, 4.00%, 05/01/2052	251,265	232,965

	Par	Value
Pool FS2605, 4.50%, 08/01/2052	$118,555	$ 112,141
Pool FS4049, 2.50%, 09/01/2036	413,371	376,773
Pool FS4138, 2.50%, 04/01/2052	409,370	339,041
Pool FS4296, 3.00%, 01/01/2049	445,604	393,840
Pool FS4996, 4.50%, 07/01/2053	416,270	394,858
Pool FS5575, 5.50%, 09/01/2053	141,488	140,605
Pool FS7759, 5.50%, 05/01/2054	248,387	245,308
Pool MA2177, 4.00%, 02/01/2035	176,812	170,676
Pool MA4571, 2.50%, 03/01/2042	536,488	460,244
Pool MA4806, 5.00%, 11/01/2052	557,689	541,356
Pool MA4841, 5.00%, 12/01/2052	180,189	174,908
Pool MA4842, 5.50%, 12/01/2052	243,389	240,460
Pool MA5013, 4.50%, 05/01/2038	103,324	101,117
TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,845,440)		17,877,057
CORPORATE BONDS - 32.3%
Communications - 0.8%
AT&T, Inc.
4.25%, 03/01/2027	150,000	146,491
2.25%, 02/01/2032	90,000	73,158
Verizon Communications, Inc., 4.33%, 09/21/2028	200,000	194,573
		414,222
Consumer Discretionary - 1.6%
General Motors Financial Co., Inc., 5.85%, 04/06/2030	130,000	131,668
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	260,000	259,177
Lowe’s Cos., Inc., 4.25%, 04/01/2052	150,000	118,539
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	105,084
Tractor Supply Co., 5.25%, 05/15/2033	225,000	223,418
		837,886
Consumer Staples - 0.9%
J M Smucker Co.
5.90%, 11/15/2028	100,000	103,049
6.20%, 11/15/2033	200,000	210,314
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	190,000	185,833
		499,196
Energy - 4.3%
Diamondback Energy, Inc., 5.40%, 04/18/2034	150,000	148,690
Energy Transfer LP
5.25%, 04/15/2029	200,000	199,268
6.55%, 12/01/2033	275,000	291,412
5.60%, 09/01/2034	60,000	59,618
Enterprise Products Operating LLC, 5.35%, 01/31/2033	130,000	131,300
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	227,819

The accompanying notes are an integral part of these financial statements.

4

Madison Aggregate Bond ETF
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Kinder Morgan, Inc., 5.55%, 06/01/2045	$200,000	$187,297
Marathon Petroleum Corp., 4.70%, 05/01/2025	300,000	297,517
MPLX LP, 4.80%, 02/15/2029	100,000	98,076
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	197,673
ONEOK, Inc., 5.80%, 11/01/2030	100,000	102,425
Phillips 66 Co., 4.95%, 12/01/2027	100,000	99,737
Schlumberger Holdings Corp., 3.90%, 05/17/2028(a)	150,000	143,295
Valero Energy Corp., 4.00%, 06/01/2052	200,000	147,345
		2,331,472
Financials - 13.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	650,000	633,430
Air Lease Corp., 1.88%, 08/15/2026	90,000	83,465
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	150,000	139,928
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	257,162
American Express Co.
4.05%, 05/03/2029	20,000	19,313
5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	350,000	350,871
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027	90,000	84,352
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	173,624
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	130,000	127,548
Bank of New York Mellon Corp., 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	268,913
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	23,312
BlackRock, Inc., 4.75%, 05/25/2033	200,000	196,481
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	124,481
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	174,022
Citigroup, Inc., 4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	130,000	125,056
Discover Financial Services, 6.70%, 11/29/2032	200,000	209,058
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	175,000	168,426

	Par	Value
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	$120,000	$109,529
Fiserv, Inc., 3.50%, 07/01/2029	100,000	92,523
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	275,000	268,726
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	15,000	14,533
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	200,000	204,294
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	90,000	86,059
Iron Mountain, Inc., 4.50%, 02/15/2031(a)	150,000	135,407
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	200,000	202,656
JPMorgan Chase & Co., 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	291,860
KeyCorp, 4.10%, 04/30/2028	100,000	94,560
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	275,000	256,479
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	250,000	251,653
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032	90,000	72,435
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	250,232
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	218,287
Public Storage Operating Co., 5.13%, 01/15/2029	175,000	176,583
Regions Financial Corp., 1.80%, 08/12/2028	200,000	172,833
State Street Corp., 5.82% to 11/04/2027 then SOFR + 1.72%, 11/04/2028	125,000	127,560
Synchrony Financial, 3.70%, 08/04/2026	275,000	262,410
Truist Financial Corp.
4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	125,000	120,549
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	80,000	80,757
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	195,532
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	180,461
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	175,000	176,679
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	20,000	19,273

The accompanying notes are an integral part of these financial statements.

5

Madison Aggregate Bond ETF
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	$150,000	$148,573
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	214,574
		7,584,459
Health Care - 3.6%
AbbVie, Inc.
3.20%, 11/21/2029	240,000	220,465
5.40%, 03/15/2054	325,000	323,201
Amgen, Inc., 5.65%, 03/02/2053	250,000	247,545
Centene Corp., 2.45%, 07/15/2028	150,000	133,164
CVS Health Corp., 5.13%, 07/20/2045	140,000	123,769
GE HealthCare Technologies, Inc., 6.38%, 11/22/2052	485,000	529,053
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	250,000	242,476
UnitedHealth Group, Inc., 4.20%, 05/15/2032	125,000	117,839
Zoetis, Inc., 3.00%, 05/15/2050	50,000	32,779
		1,970,291
Industrials - 2.1%
BAE Systems PLC, 5.30%, 03/26/2034(a)	200,000	198,572
Boeing Co., 6.86%, 05/01/2054(a)	250,000	257,741
Nordson Corp., 5.80%, 09/15/2033	100,000	102,803
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	255,982
Textron, Inc., 2.45%, 03/15/2031	100,000	83,923
United Rentals North America, Inc., 5.50%, 05/15/2027	260,000	258,037
		1,157,058
Materials - 0.9%
Ball Corp., 4.88%, 03/15/2026	190,000	186,978
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	78,957
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	100,465
WRKCo, Inc., 3.90%, 06/01/2028	150,000	142,793
		509,193
Technology - 2.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	250,000	235,343
Cisco Systems, Inc., 5.05%, 02/26/2034	250,000	250,339
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	136,208
Gartner, Inc., 4.50%, 07/01/2028(a)	180,000	173,482
Intel Corp., 3.73%, 12/08/2047	240,000	177,190
Intuit, Inc., 5.20%, 09/15/2033	250,000	251,491
Oracle Corp.
6.15%, 11/09/2029	150,000	156,959
3.95%, 03/25/2051	55,000	40,898
		1,421,910

	Par	Value
Utilities - 1.6%
AES Corp., 1.38%, 01/15/2026	$300,000	$281,104
Duke Energy Corp., 4.30%, 03/15/2028	180,000	174,711
Florida Power & Light Co., 2.88%, 12/04/2051	300,000	191,772
National Rural Utilities Cooperative Finance Corp., 4.80%, 03/15/2028	100,000	99,241
PECO Energy Co., 3.05%, 03/15/2051	200,000	130,746
		877,574
TOTAL CORPORATE BONDS (Cost $17,282,251)		17,603,261
U.S. TREASURY SECURITIES - 23.2%
United States Treasury Note/Bond
4.50%, 07/15/2026	1,700,000	1,692,762
4.00%, 06/30/2028	1,750,000	1,724,160
4.38%, 08/31/2028	525,000	524,631
4.88%, 10/31/2028	1,850,000	1,885,410
4.00%, 07/31/2030	2,000,000	1,963,906
3.50%, 02/15/2033	2,300,000	2,159,574
4.38%, 05/15/2034	250,000	250,625
3.88%, 05/15/2043	900,000	815,520
4.13%, 08/15/2053	1,750,000	1,639,805
TOTAL U.S. TREASURY SECURITIES (Cost $12,762,806)		12,656,393
ASSET-BACKED SECURITIES - 5.3%
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	127,034
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027(a)	726,080	726,942
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 08/15/2028	200,000	198,354
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029(a)	133,392	133,439
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	33,425	33,449
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	37,078	37,013
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A4, 0.58%, 01/16/2026	241,489	240,874
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	371,468	365,947
LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.93%, 06/15/2027(a)	72,428	72,497

The accompanying notes are an integral part of these financial statements.

6

Madison Aggregate Bond ETF
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	$50,000	$ 49,309
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	142,215	142,157
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	248,047	249,735
Santander Revolving Auto Loan Trust, Series 2019-A, Class C, 3.00%, 01/26/2032(a)	25,000	24,636
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(b)	465,018	463,519
TOTAL ASSET-BACKED SECURITIES (Cost $2,859,098)		2,864,905
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 6.34% (30 day avg SOFR US + 1.00%), 12/25/2041(a)	195,474	195,687
Federal Home Loan Mortgage Corp., Series K066, Class A2, 3.12%, 06/25/2027	100,000	95,150
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.20%, 11/25/2027(b)	211,848	202,048
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	576,721	86,508
Series 2022-M1, Class A2, 1.72%, 10/25/2031(b)	530,000	426,896
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041(a)(b)	212,530	184,783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, 6.09% (30 day avg SOFR US + 0.75%), 10/25/2033(a)	16,106	16,101
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.84%, 01/25/2048(a)(b)	80,000	78,820
Series 2020-K106, Class B, 3.68%, 03/25/2053(a)(b)	100,000	90,572

	Par	Value
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	$102,919	$88,914
Series 2024-5, Class A4, 6.00%, 11/25/2054(a)(b)	250,000	249,427
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043(b)	241,589	209,345
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,903,009)		1,924,251
TOTAL INVESTMENTS - 97.1% (Cost $52,652,604)		$52,925,867
Money Market Deposit Account - 2.0% (d)		1,077,670
Other Assets in Excess of Liabilities - 0.9%		476,190
TOTAL NET ASSETS - 100.0%		$54,479,727

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $4,633,020 or 8.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(c)	Interest only security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

7

Madison Covered Call ETF
Schedule of Investments
June 30, 2024

	Share	Value
COMMON STOCKS - 97.5%
Communications - 7.2%
Alphabet, Inc. - Class C(a)	8,500	$1,559,070
Comcast Corp. - Class A	44,800	1,754,368
T-Mobile US, Inc.(a)	10,200	1,797,036
		5,110,474
Consumer Discretionary - 10.1%
Amazon.com, Inc.(a)(b)	7,000	1,352,750
Las Vegas Sands Corp.	52,700	2,331,975
Lowe's Cos., Inc.(a)	9,500	2,094,370
Starbucks Corp.(a)	18,200	1,416,870
		7,195,965
Consumer Staples - 6.8%
Archer-Daniels-Midland Co.	25,400	1,535,430
Constellation Brands, Inc. - Class A(a)	8,300	2,135,424
PepsiCo, Inc.(a)	7,200	1,187,496
		4,858,350
Energy - 5.4%
APA Corp.	36,000	1,059,840
ConocoPhillips(a)	8,000	915,040
Matador Resources Co.(a)	19,000	1,132,400
Transocean Ltd.(b)	135,000	722,250
		3,829,530
Financials - 13.2%
BlackRock, Inc.(a)	2,100	1,653,372
Charles Schwab Corp.(a)	17,500	1,289,575
CME Group, Inc.(a)	11,200	2,201,920
Morgan Stanley(a)	12,000	1,166,280
PayPal Holdings, Inc.(a)(b)	26,900	1,561,007
Visa, Inc. - Class A(a)	5,800	1,522,326
		9,394,480
Health Care - 12.3%
Abbott Laboratories	15,000	1,558,650
Agilent Technologies, Inc.(a)	7,500	972,225
Danaher Corp.(a)	10,600	2,648,410
Gilead Sciences, Inc.(a)	27,500	1,886,775
Medtronic PLC(a)	22,000	1,731,620
		8,797,680
Industrials - 8.8%
Amphenol Corp.(a)	22,000	1,482,140
Fastenal Co.	10,500	659,820
Honeywell International, Inc.(a)	7,000	1,494,780
Union Pacific Corp.(a)	5,100	1,153,926
United Parcel Service, Inc. - Class B(a)	10,700	1,464,295
		6,254,961
Materials - 3.2%
Air Products and Chemicals, Inc.(a)	5,100	1,316,055
CF Industries Holdings, Inc.(a)	13,000	963,560
		2,279,615

	Share	Value
Technology - 27.5%(c)
Accenture PLC - Class A(a)	6,400	$1,941,824
Adobe, Inc.(a)(b)	4,400	2,444,376
Ciena Corp.(a)(b)	32,900	1,585,122
Cisco Systems, Inc.(a)	46,600	2,213,966
Corning, Inc.(a)	50,200	1,950,270
International Business Machines Corp.(a)	10,200	1,764,090
Microchip Technology, Inc.(a)	22,200	2,031,300
Microsoft Corp.(a)	4,100	1,832,495
Oracle Corp.(a)	13,300	1,877,960
Texas Instruments, Inc.(a)	10,000	1,945,300
		19,586,703
Utilities - 3.0%
AES Corp.(a)	59,000	1,036,630
NextEra Energy, Inc.(a)	15,300	1,083,393
		2,120,023
TOTAL COMMON STOCKS (Cost $73,320,048)		69,427,781
REAL ESTATE INVESTMENT TRUSTS - 2.3%
American Tower Corp.(a)	8,500	1,652,230
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,693,926)		1,652,230
TOTAL INVESTMENTS - 99.8% (Cost $75,013,974)		$71,080,011
Money Market Deposit Account - 2.4% (d)		1,729,462
Liabilities in Excess of Other Assets - (2.2)%		(1,571,460)
TOTAL NET ASSETS - 100.0%		$71,238,013

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

8

Madison Covered Call ETF
Schedule of Written Options
June 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%(a)(b)
Call Options - (2.4)%
Abbott Laboratories, Expiration: 09/20/2024; Exercise Price: $110.00	$ (1,558,650)	(150)	$ (26,700)
Accenture PLC, Expiration: 09/20/2024; Exercise Price: $320.00	(1,941,824)	(64)	(40,320)
Adobe, Inc., Expiration: 08/16/2024; Exercise Price: $510.00	(2,444,376)	(44)	(233,860)
AES Corp., Expiration: 08/16/2024; Exercise Price: $20.00	(1,036,630)	(590)	(11,800)
Agilent Technologies, Inc., Expiration: 07/19/2024; Exercise Price: $160.00	(972,225)	(75)	(750)
Air Products and Chemicals, Inc., Expiration: 09/20/2024; Exercise Price: $280.00	(1,316,055)	(51)	(20,145)
Alphabet, Inc., Expiration: 07/19/2024; Exercise Price: $185.00	(1,559,070)	(85)	(29,750)
Amazon.com, Inc., Expiration: 07/19/2024; Exercise Price: $190.00	(1,352,750)	(70)	(50,750)
American Tower Corp., Expiration: 08/16/2024; Exercise Price: $200.00	(1,652,230)	(85)	(41,225)
Amphenol Corp., Expiration: 07/19/2024; Exercise Price: $60.00	(1,482,140)	(220)	(170,500)
BlackRock, Inc., Expiration: 08/16/2024; Exercise Price: $840.00	(1,653,372)	(21)	(15,435)
CF Industries Holdings, Inc., Expiration: 08/16/2024; Exercise Price: $85.00	(963,560)	(130)	(5,525)
Charles Schwab Corp., Expiration: 08/16/2024; Exercise Price: $75.00	(1,289,575)	(175)	(40,688)
Ciena Corp., Expiration: 07/19/2024; Exercise Price: $55.00	(1,585,122)	(329)	(3,290)
Cisco Systems, Inc., Expiration: 07/19/2024; Exercise Price: $52.50	(2,213,966)	(466)	(1,165)
CME Group, Inc., Expiration: 09/20/2024; Exercise Price: $210.00	(2,201,920)	(112)	(25,760)
Comcast Corp., Expiration: 09/20/2024; Exercise Price: $42.50	(1,754,368)	(448)	(32,032)
ConocoPhillips, Expiration: 09/20/2024; Exercise Price: $120.00	(915,040)	(80)	(20,320)
Constellation Brands, Inc., Expiration: 09/20/2024; Exercise Price: $265.00	(2,135,424)	(83)	(57,270)
Corning, Inc., Expiration: 08/16/2024; Exercise Price: $35.00	(1,950,270)	(502)	(218,370)
Danaher Corp., Expiration: 07/19/2024; Exercise Price: $270.00	(2,648,410)	(106)	(5,300)
Gilead Sciences, Inc., Expiration: 09/20/2024; Exercise Price: $75.00	(1,886,775)	(275)	(24,750)
Honeywell International, Inc., Expiration: 08/16/2024; Exercise Price: $220.00	(1,494,780)	(70)	(20,300)
International Business Machines Corp., Expiration: 08/16/2024; Exercise Price: $185.00	(1,764,090)	(102)	(28,866)
Las Vegas Sands Corp., Expiration: 09/20/2024; Exercise Price: $49.00	(2,331,975)	(527)	(59,024)
Lowe's Cos., Inc., Expiration: 09/20/2024; Exercise Price: $230.00	(2,094,370)	(95)	(55,812)
Matador Resources Co., Expiration: 09/20/2024; Exercise Price: $65.00	(1,132,400)	(190)	(28,025)
Medtronic PLC, Expiration: 09/20/2024; Exercise Price: $82.50	(1,731,620)	(220)	(34,980)
Microchip Technology, Inc., Expiration: 07/19/2024; Exercise Price: $105.00	(2,031,300)	(222)	(2,220)
Microsoft Corp., Expiration: 09/20/2024; Exercise Price: $460.00	(1,832,495)	(41)	(60,475)
Morgan Stanley, Expiration: 08/16/2024; Exercise Price: $105.00	(1,166,280)	(120)	(9,660)
NextEra Energy, Inc., Expiration: 08/16/2024; Exercise Price: $75.00	(1,083,393)	(153)	(18,207)
Oracle Corp., Expiration: 08/16/2024; Exercise Price: $135.00	(1,412,000)	(100)	(84,750)
PayPal Holdings, Inc., Expiration: 07/19/2024; Exercise Price: $65.00	(1,561,007)	(269)	(3,631)
PepsiCo, Inc., Expiration: 08/16/2024; Exercise Price: $170.00	(1,187,496)	(72)	(16,056)
Starbucks Corp., Expiration: 08/16/2024; Exercise Price: $85.00	(1,416,870)	(182)	(26,390)

The accompanying notes are an integral part of these financial statements.

9

Madison Covered Call ETF
Schedule of Written Options
June 30, 2024(Continued)

	Notional Amount	Contracts	Value
Texas Instruments, Inc.	$0	0	$—
Expiration: 07/19/2024; Exercise Price: $210.00	(1,167,180)	(60)	(2,520)
Expiration: 08/16/2024; Exercise Price: $200.00	(778,120)	(40)	(20,500)
T-Mobile US, Inc., Expiration: 08/16/2024; Exercise Price: $170.00	(1,797,036)	(102)	(97,920)
Union Pacific Corp., Expiration: 09/20/2024; Exercise Price: $235.00	(1,153,926)	(51)	(26,775)
United Parcel Service, Inc., Expiration: 08/16/2024; Exercise Price: $145.00	(1,464,295)	(107)	(24,557)
Visa, Inc., Expiration: 09/20/2024; Exercise Price: $280.00	(1,522,326)	(58)	(21,315)
Total Call Options			$ (1,717,688)
TOTAL WRITTEN OPTIONS (Premiums received $1,526,655)			$(1,717,688)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

Madison Dividend Value ETF
Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 96.8%
Communications - 1.5%
Comcast Corp. - Class A	21,190	$829,800
Consumer Discretionary - 6.6%
Home Depot, Inc.	5,819	2,003,133
Lowe’s Cos., Inc.	7,509	1,655,434
		3,658,567
Consumer Staples - 4.8%
Colgate-Palmolive Co.	6,726	652,691
PepsiCo, Inc.	7,161	1,181,064
Procter & Gamble Co.	5,210	859,233
		2,692,988
Energy - 12.1%
Chevron Corp.	11,844	1,852,638
ConocoPhillips	14,102	1,612,987
EOG Resources, Inc.	16,875	2,124,056
Exxon Mobil Corp.	9,724	1,119,427
		6,709,108
Financials - 22.3%
Bank of America Corp.	53,058	2,110,117
BlackRock, Inc.	2,349	1,849,415
CME Group, Inc.	9,493	1,866,324
JPMorgan Chase & Co.	8,965	1,813,261
Morgan Stanley	22,282	2,165,587
Prudential Financial, Inc.	15,074	1,766,522
US Bancorp	21,347	847,476
		12,418,702
Health Care - 10.0%
Abbott Laboratories	5,441	565,374
AbbVie, Inc.	12,867	2,206,948
Johnson & Johnson	5,672	829,020
Medtronic PLC	24,978	1,966,018
		5,567,360
Industrials - 18.9%
Automatic Data Processing, Inc.	9,206	2,197,380
Caterpillar, Inc.	1,885	627,894
Cummins, Inc.	3,668	1,015,779
Fastenal Co.	33,955	2,133,732
Honeywell International, Inc.	8,341	1,781,137
Paychex, Inc.	9,367	1,110,552
Union Pacific Corp.	7,163	1,620,700
		10,487,174

	Shares	Value
Materials - 3.2%
Air Products and Chemicals, Inc.	3,009	$776,472
Dow, Inc.	19,173	1,017,128
		1,793,600
Technology - 10.4%
Analog Devices, Inc.	4,108	937,692
Hewlett Packard Enterprise Co.	76,747	1,624,734
International Business Machines Corp.	5,692	984,432
Texas Instruments, Inc.	11,506	2,238,262
		5,785,120
Utilities - 7.0%
Dominion Energy, Inc.	31,269	1,532,181
NextEra Energy, Inc.	32,920	2,331,065
		3,863,246
TOTAL COMMON STOCKS (Cost $51,039,098)		53,805,665
REAL ESTATE INVESTMENT TRUSTS - 2.8%
American Tower Corp.	8,210	1,595,860
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,672,373)		1,595,860
TOTAL INVESTMENTS - 99.6% (Cost $52,711,471)		$55,401,525
Money Market Deposit Account - 0.3%(a)		143,603
Other Assets in Excess of Liabilities - 0.1%		35,995
TOTAL NET ASSETS - 100.0%		$55,581,123

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

11

Statements of Assets and Liabilities
June 30, 2024

	Madison Short-Term Strategic Income ETF	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF
ASSETS:
Investments, at value	$58,808,890	$52,925,867	$71,080,011	$55,401,525
Cash - interest bearing deposit account	317,994	1,077,670	1,729,463	143,603
Dividends and interest receivable	690,678	493,460	60,476	67,996
Receivable for investments sold	—	—	109,956	—
Deposit at broker for option contracts	—	—	30,218	—
Total assets	59,817,562	54,496,997	73,010,124	55,613,124
LIABILITIES:
Written option contracts, at value	—	—	1,717,688	—
Payable to adviser	19,634	17,270	54,423	32,001
Total liabilities	19,634	17,270	1,772,111	32,001
NET ASSETS	$59,797,928	$54,479,727	$71,238,013	$55,581,123
NET ASSETS CONSISTS OF:
Paid-in capital	$58,831,915	$54,175,938	$75,444,621	$55,237,342
Total distributable earnings/(accumulated losses)	966,013	303,789	(4,206,608)	343,781
Total net assets	$59,797,928	$54,479,727	$71,238,013	$55,581,123
Net asset	$59,797,928	$54,479,727	$71,238,013	$55,581,123
Shares issued and outstanding(a)	2,950,000	2,705,000	3,775,000	2,775,000
Net asset value per share	$20.27	$20.14	$18.87	$20.03
Cost:
Investments, at cost	$57,919,948	$52,652,604	$75,013,974	$52,711,471
Proceeds:
Written options premium	$—	$—	$1,526,655	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

12

Statements of Operations
For the Period Ended June 30, 2024

	Madison Short-Term Strategic Income ETF	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$1,203,565	$1,771,092
Interest income	2,698,478	2,240,258	562,520	7,035
Total investment income	2,698,478	2,240,258	1,766,085	1,778,127
EXPENSES:
Investment advisory fee	183,162	161,267	591,492	361,104
Interest expense	—	—	57,815	—
Total expenses	183,162	161,267	649,307	361,104
Expense reimbursement	—	—	(57,815)	—
Net expenses	183,162	161,267	591,492	361,104
NET INVESTMENT INCOME	2,515,316	2,078,991	1,174,593	1,417,023
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	24,089	(15,082)	4,137,809	(2,378,091)
In-kind redemptions	—	24,974	—	1,040,696
Written option contracts expired or closed	—	—	3,523,392	—
Net realized gain/(loss)	24,089	9,892	7,661,201	(1,337,395)
Net change in unrealized appreciation/(depreciation) on:
Investments	888,942	273,262	(3,933,963)	2,690,054
Written option contracts	—	—	(191,033)	—
Net change in unrealized appreciation/(depreciation)	888,942	273,262	(4,124,996)	2,690,054
Net realized and unrealized gain	913,031	283,154	3,536,205	1,352,659
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,428,347	$2,362,145	$4,710,798	$2,769,682

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Madison Short- Term Strategic Income ETF	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF
	Period ended June 30, 2024(d)	Period ended June 30, 2024(a)	Period ended June 30, 2024(b)	Period ended June 30, 2024(c)
OPERATIONS:
Net investment income	$2,515,316	$2,078,991	$1,174,593	$1,417,023
Net realized gain/(loss)	24,089	9,892	7,661,201	(1,337,395)
Net change in unrealized appreciation/(depreciation)	888,942	273,262	(4,124,996)	2,690,054
Net increase in net assets from operations	3,428,347	2,362,145	4,710,798	2,769,682
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,462,334)	(2,035,682)	(8,917,406)	(1,394,996)
Return of capital	—	—	(702,958)	—
Total distributions to shareholders	(2,462,334)	(2,035,682)	(9,620,364)	(1,394,996)
CAPITAL TRANSACTIONS:
Subscriptions	58,822,175	57,747,652(e)	81,696,777	68,685,902
Redemptions	—	(3,609,865)	(5,549,198)	(14,479,465)
ETF transaction fees (See Note 10)	9,740	15,477	—	—
Net increase in net assets from capital transactions	58,831,915	54,153,264	76,147,579	54,206,437
NET INCREASE IN NET ASSETS	59,797,928	54,479,727	71,238,013	55,581,123
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$59,797,928	$54,479,727	$71,238,013	$55,581,123
SHARES TRANSACTIONS
Subscriptions	2,950,000	2,880,000(e)	4,050,000	3,500,000
Redemptions	—	(175,000)	(275,000)	(725,000)
Total increase in shares outstanding	2,950,000	2,705,000	3,775,000	2,775,000

(a)	Inception date of the Fund was August 28, 2023.
(b)	Inception date of the Fund was August 21, 2023.
(c)	Inception date of the Fund was August 14, 2023.
(d)	Inception date of the Fund was September 5, 2023.
(e)	The Fund was organized with 5,000 shares of beneficial interest on June 27, 2023 for $100,000, which represents the seed investment made by the Investment Advisor.
The accompanying notes are an integral part of these financial statements.

14

Madison Short-Term Strategic Income ETF
Financial Highlights

Period ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.90
Net realized and unrealized gain on investments	0.22
Total from investment operations	1.12
LESS DISTRIBUTIONS FROM:
From net investment income	(0.85)
Total distributions	(0.85)
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$20.27
Total Return(d)	5.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,798
Ratio of expenses to average net assets(e)	0.40%
Ratio of net investment income to average net assets(e)	5.49%
Portfolio turnover rate(d)(f)	17%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

Madison Aggregate Bond ETF
Financial Highlights

Period ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.87
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.93
LESS DISTRIBUTIONS FROM:
From net investment income	(0.80)
Total distributions	(0.80)
ETF transaction fees per share	0.01
Net asset value, end of period	$20.14
Total Return(c)	4.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54,480
Ratio of expenses to average net assets(d)	0.40%
Ratio of net investment income to average net assets(d)	5.16%
Portfolio turnover rate(c)(e)	19%

(a)	Inception date of the Fund was August 28, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Madison Covered Call ETF
Financial Highlights

Period ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.31
Net realized and unrealized gain on investments	1.05
Total from investment operations	1.36
LESS DISTRIBUTIONS FROM:
From net investment income	(2.31)
Return of capital	(0.18)
Total distributions	(2.49)
Net asset value, end of period	$18.87
Total Return(c)	6.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$71,238
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.99%
After expense reimbursement/recoupment(d)	0.90%
Ratio of interest expense to average next assets(d)	0.09%
Ratio of net investment income to average net assets(d)	1.79%
Portfolio turnover rate(c)(e)	205%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Madison Dividend Value ETF
Financial Highlights

Period ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.44
Net realized and unrealized gain on investments	0.02(c)
Total from investment operations	0.46
LESS DISTRIBUTIONS FROM:
From net investment income	(0.43)
Total distributions	(0.43)
Net asset value, end of period	$20.03
Total Return(d)	2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,581
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income to average net assets(e)	2.55%
Portfolio turnover rate(d)(f)	60%

(a)	Inception date of the Fund was August 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024
1. ORGANIZATION
Madison ETFs Trust, a Delaware statutory Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of separate investment portfolios or funds (each, a “Fund” and collectively, the “Funds”), each of which has a different investment objective and policies. Each Fund is a diversified, open-end management investment company, commonly known as an exchange-traded fund (“ETF”). The Funds in this report as described are as follows:

Fund
Madison Short-Term Strategic Income ETF (“MSTI”)
Madison Aggregate Bond ETF (“MAGG”)
Madison Covered Call ETF (“CVRD”)
Madison Dividend Value ETF (“DIVL”)

The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Advisor” or “Madison”), the Funds’ investment advisor. Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Subadvisor”), a Tidal Financial Group company, serves as investment subadvisor to the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is

19

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.
Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i. e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U. S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.
Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange listed funds. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.
Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. The majority of each Fund’s expenses are borne by Madison under its investment advisory agreement with the Funds.
COVERED CALL AND PUT OPTIONS
An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).
The Covered Call ETF pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.
When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the

20

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.
Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.
Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2024, none of the Funds had entered into such transactions.
Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.
3. FAIR VALUE MEASUREMENTS
Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 –
unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access
Level 2 –
other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc .)
Level 3 –
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2024, maximized the use of observable inputs, and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2024, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

21

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
The following is a summary of the inputs used as of June 30, 2024, in valuing the Funds’ investments carried at fair value (please see the Schedule of Investments for each Fund for a listing of all securities within each category):
MSTI

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$ 40,904,874	$—	$40,904,874
Asset-Backed Securities	—	7,450,165	—	7,450,165
U.S. Treasury Obligations	—	4,573,041	—	4,573,041
Collateralized Mortgage Obligations	—	4,246,318	—	4,246,318
Mortgage-Backed Securities	—	885,236	—	885,236
U.S. Government Agency Issues	—	749,256	—	749,256
Total Investments in Securities	$ —	$ 58,808,890	$ —	$ 58,808,890

^	See Schedule of Investments for underlying holdings.
MAGG

Description^	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$17,877,057	$—	$17,877,057
Corporate Bonds	—	17,603,261	—	17,603,261
U.S. Treasury Obligations	—	12,656,393	—	12,656,393
Asset-Backed Securities	—	2,864,905	—	2,864,905
Collateralized Mortgage Obligations	—	1,924,251	—	1,924,251
Total Investments in Securities	$ —	$ 52,925,867	$ —	$ 52,925,867

^	See Schedule of Investments for underlying holdings.
CVRD

Description^	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$ 69,427,781	$—	$—	$ 69,427,781
Real Estate Investment Trusts	1,652,230	—	—	1,652,230
Total Investments in Securities	$71,080,011	$—	$—	$71,080,011
Liabilities
Written Option Contracts, at value	$—	$ 1,717,688	$ —	$1,717,688
Total Investments in Securities	$—	$1,717,688	$—	$1,717,688

^	See Schedule of Investments for underlying holdings.
DIVL

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 53,805,665	$—	$—	$53,805,665
Real Estate Investment Trusts	1,595,860	—	—	1,595,860
Total Investments in Securities	$53,805,665	$ —	$ —	$ 55,401,525

^	See Schedule of Investments for underlying holdings.

22

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
4. DERIVATIVES
The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of June 30, 2024, the Madison Covered Call ETF has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.
The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of June 30, 2024. Fair value of derivative instruments as of June 30, 2024:
Statements of Asset & Liability Presentation of Fair Values of Derivative Instrument

Fund	Instrument	Assets Derivatives as of June 30, 2024		Liabilities Derivatives as of June 30, 2024
		Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
CVRD	Equity Contracts - Call Options Written	Written Option Contracts, at value	$ —	Written Option Contracts, at value	$(1,717,688)

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2024.

Fund	Instrument	Statement of Operations	Realized Gain (Loss) Written Options	Change in Unrealized Appreciation/Depreciation Written Options
CVRD	Equity Contracts – Call Options Written	Written Option Contracts	$3,523,392	$(191,033)

The average contracts and notional amount (based on the open positions at each month-end) of derivative activity during the period ended June 30, 2024.

Fund		Average Contracts(a)	Average Notional Amount
CVRD	Equity Contracts - Call Options Written	6,551	$1,301,618

(a)	Number of Contracts
There is no impact on the financial statement of the other Funds as they did not hold derivative investments during the period ended June 30, 2024.
5. ADVISORY, SUB-ADVISORY AND DISTRIBUTION AGREEMENTS
Advisory Agreement. For its investment advisory services, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of June 30, 2024:

Fund	Management Fee
MSTI	0 .40%
MAGG	0 .40%
CVRD	0 .90%
DIVL	0 .65%

During the term of this Advisory Agreement, the Advisor shall bear its own costs of providing services under this Agreement. The Advisor agrees to pay or cause to be paid all expenses incurred by the Trust and each Fund, including payments to other entities, but excluding Advisory Fees and Other Expenses (see below).

23

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
Subadvisory Agreement. The Subadvisor serves as subadvisor, pursuant to the sub-advisory agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). Pursuant to the Subadvisory agreement, the Subadvisor is responsible for among other things, trading portfolio securities (DIVL and CVRD) and performing related services, and providing tax optimization services, subject to the supervision of the Advisor and the Board. For its services, the Subadvisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly. The Subadvisor currently waives this fee for MSTI and MAGG.
Distribution Agreement. MFD Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
Other Expenses: The Funds are responsible for paying: (i) interest charges on any borrowings made for investment purposes, (ii) dividends and other expenses on securities sold short, (iii) taxes, (iv) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, (v) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) litigation expenses, and other non-routine or extraordinary expenses. The Advisor and Subadvisor have voluntarily reimbursed CVRD for interest expense of $28,908 and $28,907, respectively. The amounts reimbursed are not recoverable by the Advisor and Subadvisor.
Officers and Trustees: Certain officers and a trustee of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated out of the funds’ unitary management fee.
6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS
With respect to dividends from net investment income, MSTI, MAGG, and DIVL declare and reinvest dividends, if any, monthly. CVRD declares and reinvests dividends, if any, quarterly. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually. Distributions are recorded on each Fund’s ex-distribution date.
Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.
7. SECURITIES TRANSACTIONS
For the periods ended June 30, 2024, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
Madison Short-Term Strategic Income ETF	$21,097,345	$8,719,735	$44,981,581	$—	$6,779,715	$2,219,940
Madison Aggregate Bond ETF	32,143,759	8,104,469	31,339,536	3,184,048	18,325,324	5,566,768
Madison Covered Call ETF	126,734,712	132,801,289	78,591,402	—	—	—
Madison Dividend Value ETF	35,587,220	35,318,107	68,131,491	14,346,248	—	—

8. FEDERAL INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements. The Funds have not recorded any liabilities for material unrecognized tax benefits as of the

24

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
period ended June 30, 2024. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. As of June 30, 2024, there were short-term and long term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
Madison Short-Term Strategic Income ETF	$—	$ —
Madison Aggregate Bond ETF	—	—
Madison Covered Call ETF	—	—
Madison Dividend Value ETF	2,364,694	—

The tax character of distributions paid during the period ended June 30 were as follows:

Fund	Ordinary Income	Return of Capital
Madison Short-Term Strategic Income ETF	$2,462,334	$—
Madison Aggregate Bond ETF	2,035,682	—
Madison Covered Call ETF	8,917,406	702,958
Madison Dividend Value ETF	1,394,996	—

As of June 30, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Madison Short-Term Strategic Income ETF	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF
Cost of investments(1)	$57,919,948	$52,680,794	$73,568,931	$52,711,534
Gross tax unrealized appreciation	907,238	495,340	2,036,475	3,869,289
Gross tax unrealized depreciation	(18,296)	(250,267)	(6,243,083)	(1,179,298)
Net tax unrealized appreciation (depreciation)	888,942	245,073	(4,206,608)	2,689,991
Undistributed ordinary income (loss)	77,071	58,717	—	22,027
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings	77,071	58,717	—	22,027
Other accumulated gain (loss)	—	(1)	—	(2,368,237)
Total distributable earnings/(accumulated losses)	$966,013	$303,879	$(4,206,608)	$343,781

(1)	The difference between book and tax-basis cost of investments was attributable primarily to wash sales.
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Losses)	Paid In Capital
Madison Short-Term Strategic Income ETF	$—	$—
Madison Aggregate Bond ETF	(22,674)	22,674
Madison Covered Call ETF	—	—
Madison Dividend Value ETF	(1,030,904)	1,030,904

The permanent differences primarily relate to redemptions in kind.

25

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
9. PRINCIPAL RISKS
Call Risk. If a bond issuer “calls” a bond held by the Fund (i. e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i. e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
Covered Call Strategy Risk. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.
Covered Put Strategy Risk. As the writer of a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price. If the put option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Additionally, while the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock. If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.
Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

26

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
Equity Risk. The risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The Fund may invest in other investment companies, including other ETFs. The Fund will experience similar risks with respect its holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U. S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Growth Investing Risk. The Fund may invest in common stocks issued by companies which, based upon their higher-than-average price-to-book ratios, are expected to experience greater earnings growth rates relative to other companies in the same industry or the economy as a whole. Securities of growth companies may be more volatile than other stocks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, growth stocks may perform differently from the market as a whole and other types of securities.
Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.
Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond›s maturity, the

27

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop-in rates since the prepayment acts to shorten the maturity of the security.
New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.
Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i. e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Subadvisor to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying securities, changes in interest or currency exchange rates (including anticipated volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events, and the remaining time to the options› expiration. At times, there may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets. Additionally, the trading hours for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. The number of options which the Fund may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.

28

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
Prepayment Risk. The risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.
Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares.
Value Investing Risk. The Fund may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.
The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized above is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The above risks could affect the value of your performance in the Funds: The risks above apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund.

	MSTI	MAGG	CVRD	DIVL
Call Risk	X	X
Counterparty Risk			X
Covered Call Strategy Risk			X
Covered Put Strategy Risk			X
Credit Risk	X	X
Debt Securities Risk	X	X
Depository Receipt Risk				X
Derivatives Risk			X
Equity Risk			X	X
ETF Risks	X	X	X
Extension Risk	X	X
Foreign Security and Emerging Market Risk			X	X
Growth Investing Risk			X
Income Risk	X	X
Inflation Risk	X	X
Interest Rate Risk	X	X

29

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)

	MSTI	MAGG	CVRD	DIVL
Market Risk	X	X	X	X
Mid Cap Risk			X
Mortgage-Backed Securities Risk	X	X
New Fund Risk	X	X	X	X
Non-Investment Grade Security Risk	X	X
Options Risk			X
Prepayment Risk	X	X
Restricted Securities Risk	X	X
Risk of Default	X	X
Valuation Risk	X	X	X
Value Investing Risk			X	X

10. SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. MSTI, MAGG, and DIVL declared a distribution from net investment income on securities. There were no other events that have taken place that meet the definition of subsequent events that require adjustment to, or disclosure in the financial statements.
On July 25, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of July 26, 2024, payable July 30, 2024, as follows:

	Ordinary Income	Per Share Amount
MSTI	$219,008	$0.07424
MAGG	189,360	0.06575
DIVL	53,891	0.01942

30

Madison ETFs TRUST
Notes to the Financial Statements
June 30, 2024(Continued)
On August 26, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of August 27, 2024, payable August 29, 2024, as follows:

	Ordinary Income	Per Share Amount
MSTI	$279,985	$0.09490
MAGG	256,082	0.08740
DIVL	83,005	0.03100

31

MADISON ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Madison ETFs Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of the funds listed below (the “Funds”), each a series of Madison ETFs Trust, as of
June 30, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Madison Short-Term Strategic Income ETF	For the period from September 5, 2023 (commencement of operations) to June 30, 2024
Madison Aggregate Bond ETF	For the period from August 28, 2023 (commencement of operations) to June 30, 2024
Madison Covered Call ETF	For the period from August 21, 2023 (commencement of operations) to June 30, 2024
Madison Dividend Value ETF	For the period from August 14, 2023 (commencement of operations) to June 30, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 28, 2024

32

MADISON ETFs Trust
Other Information
June 30, 2024 (Unaudited)
FORWARD-LOOKING STATEMENT DISCLOSURE
One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at
www.madisonfunds.com/etfs/#documents.
INFORMATION ABOUT THE FUNDS’ TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-767-0300. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.madisonfunds.com/etfs documents.

33

FEDERAL TAX INFORMATION
For the fiscal period ended June 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was as follows:

Madison Short-Term Strategic Income ETF	0.00%
Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	12.79%
Madison Dividend Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2024 for each Fund was follows:

Madison Short-Term Strategic Income ETF	0.00%
Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	11.93%
Madison Dividend Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was follows:

Madison Short-Term Strategic Income ETF	0.00%
Madison Aggregate Bond ETF	0.00%
Madison Covered Call ETF	86.83%
Madison Dividend Value ETF	0.00%

34

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

At special meetings of shareholders held on November 30, 2023 for the Madison Covered Call ETF (CVRD) and Madison Dividend Value ETF (DIVL), shareholders of each Fund approved a new investment advisory agreement between the registrant, on behalf of their Fund, and the adviser, Madison Asset Management, LLC. The voting results of CVRD and DIVL are described in the table below:

Fund	Outstanding Shares (O/S) Voted	% O/S	% Voted
Madison Covered Call ETF
For:	3,975,829.00	99.395%	100.000%
Against:	0.00	0.000%	0.000%
Abstain:	0.00	0.000%	0.000%
Madison Dividend Value ETF
For:	3,208,946.00	98.737%	100.000%
Against:	0.00	0.000%	0.000%
Abstain:	0.00	0.000%	0.000%

The initial shareholder of Madison Short Term Strategic Income ETF (MSTI) and Madison Aggregate Bond ETF (MAGG) approved a new investment advisory agreement for each Fund via written consent dated August 28, 2023 prior to beginning operations and the fund’s public offering.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Code of ethics – See Item 2.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Madison ETFs Trust

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	September 6, 2024

By:	/s/ Greg D. Hoppe
Greg D. Hoppe, Treasurer/Principal Financial Officer

Date	September 6, 2024